COMMITMENTS AND CONTINGENT LIABILITIES - Self-Insurance Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Self-insurance liabilities included in Accrued liabilities	$ 173	$ 160
Self-insurance liabilities included in Other long-term liabilities	43	55
Total self-insurance liabilities	$ 216	$ 215